BIG EDGE CHOICE(R)

                        PHL VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY PHL VARIABLE INSURANCE COMPANY

         SUPPLEMENT DATED AUGUST 9, 2002 TO PROSPECTUS DATED MAY 1, 2002

      The information contained in this supplement updates your prospectus.

================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

             THE PHOENIX EDGE SERIES FUND
             ----------------------------
              [diamond] Phoenix-Kayne Large-Cap Core Series
              [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
              [diamond] Phoenix-Lazard U.S. Multi-Cap Series
              [diamond] Phoenix-Lord Abbett Bond-Debenture Series
              [diamond] Phoenix-Lord Abbett Large-Cap Value Series
              [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
              [diamond] Phoenix-State Street Research Small-Cap Growth Series

    These funds are not yet available to California residents and are pending
                           California state approval.

================================================================================
THE FOLLOWING INFORMATION IS ADDED TO THE SECTION TITLED "INVESTMENTS OF THE ACCOUNT" IN YOUR PROSPECTUS:

PARTICIPATING INVESTMENT FUNDS
    The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
    PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

    PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

    PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

    PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

    PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

    PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high-total return.

    PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.

    PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.

TF774                                                                Page 1 of 4

================================================================================
THE FOLLOWING INFORMATION IS ADDED TO THE "SUMMARY OF EXPENSES" SECTION IN THE
PROSPECTUS:

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            OTHER                          OTHER
                                                                          OPERATING     TOTAL ANNUAL     OPERATING     TOTAL ANNUAL
                                                   INVESTMENT   RULE      EXPENSES      FUND EXPENSES     EXPENSES     FUND EXPENSES
                                                   MANAGEMENT   12B-1      BEFORE          BEFORE          AFTER           AFTER
                      SERIES                           FEE      FEES    REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT   REIMBURSEMENT
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (6)                    0.75%      N/A        0.27%           1.02%          0.27%           1.02%
Phoenix-Aberdeen New Asia (5)                         1.00%      N/A        1.41%           2.41%          0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (3, 8)                     0.85%      N/A        2.28%           3.13%          0.22%           1.07%
Phoenix-Alliance/Bernstein Growth + Value (3, 8)      0.85%      N/A        2.34%           3.19%          0.22%           1.07%
Phoenix-Deutsche Dow 30 (3, 7)                        0.35%      N/A        0.77%           1.12%          0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R)(3, 7)            0.35%      N/A        2.00%           2.35%          0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5, 7)   0.75%      N/A        0.41%           1.16%          0.25%           1.00%
Phoenix-Engemann Capital Growth (3, 7)                0.63%      N/A        0.09%           0.72%          0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5, 7)        0.90%      N/A        1.23%           2.13%          0.25%           1.15%
Phoenix-Federated U.S. Government Bond (4, 9)         0.60%      N/A        0.86%           1.46%          0.24%           0.84%
Phoenix-Goodwin Money Market (3, 7)                   0.40%      N/A        0.20%           0.60%          0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3, 7)      0.50%      N/A        0.21%           0.71%          0.15%           0.65%
Phoenix-Hollister Value Equity (3, 7)                 0.70%      N/A        0.30%           1.00%          0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2, 7)    0.45%      N/A        0.25%           0.70%          0.10%           0.55%
Phoenix-Janus Flexible Income (3, 7)                  0.80%      N/A        0.71%           1.51%          0.15%           0.95%
Phoenix-Janus Growth (3, 7)                           0.85%      N/A        0.34%           1.19%          0.15%           1.00%
Phoenix-Kayne Large-Cap Core (1, 10)                  0.70%      N/A        0.54%           1.24%          0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1, 10)         0.90%      N/A        1.13%           2.03%          0.15%           1.05%
Phoenix-Lazard International Equity Select (1, 10)    0.90%      N/A        1.54%           2.44%          0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1, 10)                0.90%      N/A        1.16%           2.06%          0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1, 10)                 0.80%      N/A        0.95%           1.75%          0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1, 10)            0.75%      N/A        1.31%           2.06%          0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1, 10)           0.75%      N/A        0.71%           1.46%          0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1, 10)             0.85%      N/A        0.99%           1.84%          0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3, 7, 8)          0.75%      N/A        2.99%           3.74%          0.22%           0.97%
Phoenix-MFS Investors Trust (3, 7, 8)                 0.75%      N/A        3.34%           4.09%          0.22%           0.97%
Phoenix-MFS Value (3, 7, 8)                           0.75%      N/A        1.85%           2.60%          0.22%           0.97%
Phoenix-Oakhurst Growth & Income (3, 7)               0.70%      N/A        0.23%           0.93%          0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (3, 7)          0.58%      N/A        0.13%           0.71%          0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)            0.90%      N/A        1.90%           2.80%          0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3, 7)        1.05%      N/A        0.49%           1.54%          0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3, 7)      1.05%      N/A        1.28%           2.33%          0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5, 7)                  0.80%      N/A        0.30%           1.10%          0.25%           1.05%
Phoenix-Seneca Strategic Theme (5, 7)                 0.75%      N/A        0.21%           0.96%          0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth(1, 10) 0.85%      N/A        0.70%           1.55%          0.15%           1.00%
Phoenix-Van Kampen Focus Equity (3, 7)                0.85%      N/A        2.33%           3.18%          0.15%           1.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series operating expense is for the period ended June 30, 2002.
(9) Actual total annual fund expenses (after reimbursement and offsets for custodian fees) were 0.82% for the year ended December 31, 2001.
(10) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.

TF774                                                                Page 2 of 4

EXPENSE EXAMPLES:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                1 YEAR            3 YEARS            5 YEARS           10 YEARS
                                                                ------            -------            -------           --------
Phoenix-Kayne Large-Cap Core                                     $ 96              $144                N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                             103               166                N/A               N/A
Phoenix-Lazard International Equity Select                        107               177                N/A               N/A
Phoenix-Lazard Small-Cap Value                                    103               167                N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                     101               158                N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                103               167                N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                98               150                N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                 101               161                N/A               N/A
Phoenix-State Street Research Small-Cap Growth                     99               153                N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                1 YEAR            3 YEARS            5 YEARS           10 YEARS
                                                                ------            -------            -------           --------
Phoenix-Kayne Large-Cap Core                                     $ 96              $144                N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                             103               166                N/A               N/A
Phoenix-Lazard International Equity Select                        107               177                N/A               N/A
Phoenix-Lazard Small-Cap Value                                    103               167                N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                     101               158                N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                103               167                N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                98               150                N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                 101               161                N/A               N/A
Phoenix-State Street Research Small-Cap Growth                     99               153                N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                1 YEAR            3 YEARS            5 YEARS           10 YEARS
                                                                ------            -------            -------           --------
Phoenix-Kayne Large-Cap Core                                      $32              $ 97                N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                              39               120                N/A               N/A
Phoenix-Lazard International Equity Select                         44               131                N/A               N/A
Phoenix-Lazard Small-Cap Value                                     40               121                N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                      37               112                N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                 40               121                N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                34               103                N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                  38               114                N/A               N/A
Phoenix-State Street Research Small-Cap Growth                     35               106                N/A               N/A


TF774                                                                Page 3 of 4

================================================================================
THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:

        ------------------------------------------------------------------
        PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
        ------------------------------------------------------------------
        Phoenix-Kayne Large-Cap Core Series
        Phoenix-Kayne Small-Cap Quality Value Series
        ------------------------------------------------------------------

        ------------------------------------------------------------------
        PIC SUBADVISORS
        ------------------------------------------------------------------
        Kayne Anderson Rudnick Investment Management, LLC
        o   Phoenix-Kayne Large-Cap Core Series
        o   Phoenix-Kayne Small-Cap Quality Value Series
        ------------------------------------------------------------------

        ------------------------------------------------------------------
        PHOENIX VARIABLE ADVISORS, INC. ("PVA")
        ------------------------------------------------------------------
        Phoenix-Lazard International Equity Select Series
        Phoenix-Lazard Small-Cap Value Series
        Phoenix-Lazard U.S. Multi-Cap Series
        Phoenix-Lord Abbett Bond-Debenture Series
        Phoenix-Lord Abbett Large-Cap Value Series
        Phoenix-Lord Abbett Mid-Cap Value Series
        Phoenix-State Street Research Small-Cap Growth Series
        ------------------------------------------------------------------

        ------------------------------------------------------------------
        PVA SUBADVISORS
        ------------------------------------------------------------------
        Lazard Asset Management
        o   Phoenix-Lazard International Equity Select Series
        o   Phoenix-Lazard Small-Cap Value Series
        o   Phoenix-Lazard U.S. Multi-Cap Series
        Lord, Abbett & Co.
        o   Phoenix-Lord Abbett Bond-Debenture Series
        o   Phoenix-Lord Abbett Large-Cap Value Series
        o   Phoenix-Lord Abbett Mid-Cap Value Series
        State Street Research & Management Company
        o   Phoenix-State Street Research Small-Cap Growth Series
        ------------------------------------------------------------------

================================================================================
KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.







TF774                                                                Page 4 of 4

                            THE PHOENIX EDGE(R) - VA

                        PHL VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY PHL VARIABLE INSURANCE COMPANY


         SUPPLEMENT DATED AUGUST 9, 2002 TO PROSPECTUS DATED MAY 1, 2002

      The information contained in this supplement updates your prospectus.


================================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:

             THE PHOENIX EDGE SERIES FUND
             ----------------------------
              [Diamond] Phoenix-Kayne Large-Cap Core Series
              [Diamond] Phoenix-Kayne Small-Cap Quality Value Series [Diamond] Phoenix-Lazard International Equity Select Series [Diamond] Phoenix-Lazard Small-Cap Value Series
              [Diamond] Phoenix-Lazard U.S. Multi-Cap Series
              [Diamond] Phoenix-Lord Abbett Bond-Debenture Series
              [Diamond] Phoenix-Lord Abbett Large-Cap Value Series
              [Diamond] Phoenix-Lord Abbett Mid-Cap Value Series
              [Diamond] Phoenix-State Street Research Small-Cap Growth Series

        These funds are not yet available to California residents and are pending California state approval.


================================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE ACCOUNT" IN YOUR PROSPECTUS:

PARTICIPATING INVESTMENT FUNDS
   The following subaccounts invest in corresponding series of a fund.


THE PHOENIX EDGE SERIES FUND
   PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

   PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

   PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

   PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

   PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

   PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high-total return.

   PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

   PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.

   PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.

TF777                                                                Page 1 of 6

================================================================================
 The following is added to the information in the "Summary of Expenses" section in the prospectus:

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/01)

 -----------------------------------------------------------------------------------------------------------------------------------
                                                                             OTHER                         OTHER
                                                                            OPERATING   TOTAL ANNUAL     OPERATING    TOTAL ANNUAL
                                                      INVESTMENT   RULE    EXPENSES     FUND EXPENSES     EXPENSES    FUND EXPENSES
                                                      MANAGEMENT   12B-1    BEFORE         BEFORE          AFTER          AFTER
                       SERIES                             FEE      FEES  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT  REIMBURSEMENT
 -----------------------------------------------------------------------------------------------------------------------------------
 The Phoenix Edge Series Fund
 -----------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International (6)                      0.75%      N/A       0.27%           1.02%          0.27%          1.02%
 Phoenix-Aberdeen New Asia (5)                           1.00%      N/A       1.41%           2.41%          0.25%          1.25%
 Phoenix-AIM Mid-Cap Equity (3, 8)                       0.85%      N/A       2.28%           3.13%          0.22%          1.07%
 Phoenix-Alliance/Bernstein Growth + Value (3, 8)        0.85%      N/A       2.34%           3.19%          0.22%          1.07%
 Phoenix-Deutsche Dow 30 (3, 7)                          0.35%      N/A       0.77%           1.12%          0.15%          0.50%
 Phoenix-Deutsche Nasdaq-100 Index(R) (3, 7)             0.35%      N/A       2.00%           2.35%          0.15%          0.50%
 Phoenix-Duff & Phelps Real Estate Securities (5, 7)     0.75%      N/A       0.41%           1.16%          0.25%          1.00%
 Phoenix-Engemann Capital Growth (3, 7)                  0.63%      N/A       0.09%           0.72%          0.09%          0.72%
 Phoenix-Engemann Small & Mid-Cap Growth (5, 7)          0.90%      N/A       1.23%           2.13%          0.25%          1.15%
 Phoenix-Federated U.S. Government Bond (4, 9)           0.60%      N/A       0.86%           1.46%          0.24%          0.84%
 Phoenix-Goodwin Money Market (3, 7)                     0.40%      N/A       0.20%           0.60%          0.15%          0.55%
 Phoenix-Goodwin Multi-Sector Fixed Income (3, 7)        0.50%      N/A       0.21%           0.71%          0.15%          0.65%
 Phoenix-Hollister Value Equity (3, 7)                   0.70%      N/A       0.30%           1.00%          0.15%          0.85%
 Phoenix-J.P. Morgan Research Enhanced Index (2, 7)      0.45%      N/A       0.25%           0.70%          0.10%          0.55%
 Phoenix-Janus Flexible Income (3, 7)                    0.80%      N/A       0.71%           1.51%          0.15%          0.95%
 Phoenix-Janus Growth (3, 7)                             0.85%      N/A       0.34%           1.19%          0.15%          1.00%
 Phoenix-Kayne Large-Cap Core (1, 10)                    0.70%      N/A       0.54%           1.24%          0.15%          0.85%
 Phoenix-Kayne Small-Cap Quality Value (1, 10)           0.90%      N/A       1.13%           2.03%          0.15%          1.05%
 Phoenix-Lazard International Equity Select (1, 10)      0.90%      N/A       1.54%           2.44%          0.15%          1.05%
 Phoenix-Lazard Small-Cap Value (1, 10)                  0.90%      N/A       1.16%           2.06%          0.15%          1.05%
 Phoenix-Lazard U.S. Multi-Cap (1, 10)                   0.80%      N/A       0.95%           1.75%          0.15%          0.95%
 Phoenix-Lord Abbett Bond-Debenture (1, 10)              0.75%      N/A       1.31%           2.06%          0.15%          0.90%
 Phoenix-Lord Abbett Large-Cap Value (1, 10)             0.75%      N/A       0.71%           1.46%          0.15%          0.90%
 Phoenix-Lord Abbett Mid-Cap Value (1, 10)               0.85%      N/A       0.99%           1.84%          0.15%          1.00%
 Phoenix-MFS Investors Growth Stock (3, 7, 8)            0.75%      N/A       2.99%           3.74%          0.22%          0.97%
 Phoenix-MFS Investors Trust (3, 7, 8)                   0.75%      N/A       3.34%           4.09%          0.22%          0.97%
 Phoenix-MFS Value (3, 7, 8)                             0.75%      N/A       1.85%           2.60%          0.22%          0.97%
 Phoenix-Oakhurst Growth & Income (3, 7)                 0.70%      N/A       0.23%           0.93%          0.15%          0.85%
 Phoenix-Oakhurst Strategic Allocation (3, 7)            0.58%      N/A       0.13%           0.71%          0.13%          0.71%
 Phoenix-Sanford Bernstein Global Value (3)              0.90%      N/A       1.90%           2.80%          0.15%          1.05%
 Phoenix-Sanford Bernstein Mid-Cap Value (3, 7)          1.05%      N/A       0.49%           1.54%          0.15%          1.20%
 Phoenix-Sanford Bernstein Small-Cap Value (3, 7)        1.05%      N/A       1.28%           2.33%          0.15%          1.20%
 Phoenix-Seneca Mid-Cap Growth (5, 7)                    0.80%      N/A       0.30%           1.10%          0.25%          1.05%
 Phoenix-Seneca Strategic Theme (5, 7)                   0.75%      N/A       0.21%           0.96%          0.21%          0.96%
 Phoenix-State Street Research Small-Cap Growth (1, 10)  0.85%      N/A       0.70%           1.55%          0.15%          1.00%
 Phoenix-Van Kampen Focus Equity (3, 7)                  0.85%      N/A       2.33%           3.18%          0.15%          1.00%
 -----------------------------------------------------------------------------------------------------------------------------------

 (1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
 (2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
 (3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
 (4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
 (5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
 (6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
 (7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
 (8) This series has been in existence for less than 1 year; therefore, the series operating expense is for the period ended June 30, 2002.
 (9) Actual total annual fund expenses (after reimbursement and offsets for custodian fees) were 0.82% for the year ended December 31, 2001.
 (10) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

 Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.

TF777                                                                Page 2 of 6

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 1 CONTRACTS:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 91             $141               N/A                N/A
Phoenix-Kayne Small-Cap Quality Value                                99              163               N/A                N/A
Phoenix-Lazard International Equity Select                          103              174               N/A                N/A
Phoenix-Lazard Small-Cap Value                                       99              163               N/A                N/A
Phoenix-Lazard U.S. Multi-Cap                                        96              155               N/A                N/A
Phoenix-Lord Abbett Bond-Debenture                                   99              163               N/A                N/A
Phoenix-Lord Abbett Large-Cap Value                                  93              147               N/A                N/A
Phoenix-Lord Abbett Mid-Cap Value                                    97              157               N/A                N/A
Phoenix-State Street Research Small-Cap Growth                       94              149               N/A                N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:
------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR            3 YEARS           5 YEARS          10 YEARS
                                                                  ------            -------           -------          --------
Phoenix-Kayne Large-Cap Core                                       $ 91               $141              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                99                163              N/A               N/A
Phoenix-Lazard International Equity Select                          103                174              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       99                163              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        96                155              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   99                163              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  93                147              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    97                157              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       94                149              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:
------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $27              $ 83              N/A                N/A
Phoenix-Kayne Small-Cap Quality Value                                35               106              N/A                N/A
Phoenix-Lazard International Equity Select                           39               118              N/A                N/A
Phoenix-Lazard Small-Cap Value                                       35               107              N/A                N/A
Phoenix-Lazard U.S. Multi-Cap                                        32                98              N/A                N/A
Phoenix-Lord Abbett Bond-Debenture                                   35               107              N/A                N/A
Phoenix-Lord Abbett Large-Cap Value                                  29                89              N/A                N/A
Phoenix-Lord Abbett Mid-Cap Value                                    33               100              N/A                N/A
Phoenix-State Street Research Small-Cap Growth                       30                92              N/A                N/A



TF777                                                                Page 3 of 6

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 2 CONTRACTS:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 94              $149              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               102               171              N/A               N/A
Phoenix-Lazard International Equity Select                          105               182              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      102               172              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        99               163              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  102               172              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  96               155              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   100               166              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       97               158              N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:
------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 94              $149              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               102               171              N/A               N/A
Phoenix-Lazard International Equity Select                          105               182              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      102               172              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        99               163              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  102               172              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 100               166              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    96               155              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       97               158              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:
------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $30              $ 92              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                38               115              N/A               N/A
Phoenix-Lazard International Equity Select                           42               126              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       38               116              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        35               107              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   38               116              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  36               109              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    32                98              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       33               101              N/A               N/A



TF777                                                                Page 4 of 6

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 3 CONTRACTS:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 95              $152              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               102               173              N/A               N/A
Phoenix-Lazard International Equity Select                          106               184              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      103               174              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       100               166              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  103               174              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  97               158              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   101               168              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       98               160              N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:
------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 95              $152              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               102               173              N/A               N/A
Phoenix-Lazard International Equity Select                          106               184              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      103               174              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       100               166              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  103               174              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  97               158              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   101               168              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       98               160              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:
------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $31              $ 95              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                39               118              N/A               N/A
Phoenix-Lazard International Equity Select                           43               129              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       39               118              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        36               109              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   39               118              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  33               101              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    37               112              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       34               104              N/A               N/A




TF777                                                                Page 5 of 6

================================================================================
THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:

        ------------------------------------------------------------------
        PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
        ------------------------------------------------------------------
        Phoenix-Kayne Large-Cap Core Series
        Phoenix-Kayne Small-Cap Quality Value Series
        ------------------------------------------------------------------

        ------------------------------------------------------------------
        PIC SUBADVISORS
        ------------------------------------------------------------------
        Kayne Anderson Rudnick Investment Management, LLC
        o    Phoenix-Kayne Large-Cap Core Series
        o    Phoenix-Kayne Small-Cap Quality Value Series
        ------------------------------------------------------------------

        ------------------------------------------------------------------
        PHOENIX VARIABLE ADVISORS, INC. ("PVA")
        ------------------------------------------------------------------
        Phoenix-Lazard International Equity Select Series
        Phoenix-Lazard Small-Cap Value Series
        Phoenix-Lazard U.S. Multi-Cap Series
        Phoenix-Lord Abbett Bond-Debenture Series
        Phoenix-Lord Abbett Large-Cap Value Series
        Phoenix-Lord Abbett Mid-Cap Value Series
        Phoenix-State Street Research Small-Cap Growth Series
        ------------------------------------------------------------------

        ------------------------------------------------------------------
        PVA SUBADVISORS
        ------------------------------------------------------------------
        Lazard Asset Management
        o    Phoenix-Lazard International Equity Select Series
        o    Phoenix-Lazard Small-Cap Value Series
        o    Phoenix-Lazard U.S. Multi-Cap Series
        Lord, Abbett & Co.
        o    Phoenix-Lord Abbett Bond-Debenture Series
        o    Phoenix-Lord Abbett Large-Cap Value Series
        o    Phoenix-Lord Abbett Mid-Cap Value Series
        State Street Research & Management Company
        o    Phoenix-State Street Research Small-Cap Growth Series
        ------------------------------------------------------------------


================================================================================
KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


TF777                                                                Page 6 of 6

                            PHOENIX SPECTRUM EDGE(SM)

                        PHL VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY PHL VARIABLE INSURANCE COMPANY



         SUPPLEMENT DATED AUGUST 9, 2002 TO PROSPECTUS DATED MAY 1, 2002

      The information contained in this supplement updates your prospectus.

===============================================================================
THE FOLLOWING INVESTMENT OPTIONS ARE ADDED TO THE FIRST PAGE OF YOUR PROSPECTUS:


          THE PHOENIX EDGE SERIES FUND
          ----------------------------
             [diamond]  Phoenix-Kayne Large-Cap Core Series
             [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
             [diamond]  Phoenix-Lazard U.S. Multi-Cap Series
             [diamond]  Phoenix-Lord Abbett Bond-Debenture Series
             [diamond]  Phoenix-Lord Abbett Large-Cap Value Series
             [diamond]  Phoenix-Lord Abbett Mid-Cap Value Series
             [diamond]  Phoenix-State Street Research Small-Cap Growth Series

            These funds are not yet available to California residents and are pending California state approval.

===============================================================================
THE FOLLOWING ARE ADDITIONS TO THE SECTION TITLED "INVESTMENTS OF THE ACCOUNT" IN YOUR PROSPECTUS:

PARTICIPATING INVESTMENT FUNDS
    The following subaccounts invest in corresponding series of a fund.

THE PHOENIX EDGE SERIES FUND
     PHOENIX-KAYNE LARGE-CAP CORE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-KAYNE SMALL-CAP QUALITY VALUE SERIES: The series seeks long-term capital appreciation with dividend income as a secondary consideration.

     PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD SMALL-CAP VALUE SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LAZARD U.S. MULTI-CAP SERIES: The series seeks long-term capital appreciation.

     PHOENIX-LORD ABBETT BOND-DEBENTURE SERIES: The series seeks high current income and long-term capital appreciation to produce a high-total return.

     PHOENIX-LORD ABBETT LARGE-CAP VALUE SERIES: The series seeks capital appreciation with income as a secondary consideration.

     PHOENIX-LORD ABBETT MID-CAP VALUE SERIES: The series seeks capital appreciation.

     PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES: The series seeks long-term capital growth.


 TF780                                                             Page 1 of 6

================================================================================

THE FOLLOWING IS ADDED TO THE INFORMATION IN THE "SUMMARY OF EXPENSES" SECTION IN THE PROSPECTUS:

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/01)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         OTHER
                                                                       OPERATING     TOTAL ANNUAL        OTHER       TOTAL ANNUAL
                                                 INVESTMENT    RULE     EXPENSES     FUND EXPENSES     OPERATING     FUND EXPENSES
                                                 MANAGEMENT    12B-1     BEFORE         BEFORE       EXPENSES AFTER       AFTER
                      SERIES                        FEE        FEES   REIMBURSEMENT  REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International (6)                   0.75%      N/A        0.27%           1.02%           0.27%           1.02%
Phoenix-Aberdeen New Asia (5)                        1.00%      N/A        1.41%           2.41%           0.25%           1.25%
Phoenix-AIM Mid-Cap Equity (3,8)                     0.85%      N/A        2.28%           3.13%           0.22%           1.07%
Phoenix-Alliance/Bernstein Growth + Value (3,8)      0.85%      N/A        2.34%           3.19%           0.22%           1.07%
Phoenix-Deutsche Dow 30 (3,7)                        0.35%      N/A        0.77%           1.12%           0.15%           0.50%
Phoenix-Deutsche Nasdaq-100 Index(R) (3,7)           0.35%      N/A        2.00%           2.35%           0.15%           0.50%
Phoenix-Duff & Phelps Real Estate Securities (5,7)   0.75%      N/A        0.41%           1.16%           0.25%           1.00%
Phoenix-Engemann Capital Growth (3,7)                0.63%      N/A        0.09%           0.72%           0.09%           0.72%
Phoenix-Engemann Small & Mid-Cap Growth (5,7)        0.90%      N/A        1.23%           2.13%           0.25%           1.15%
Phoenix-Goodwin Money Market (3,7)                   0.40%      N/A        0.20%           0.60%           0.15%           0.55%
Phoenix-Goodwin Multi-Sector Fixed Income (3,7)      0.50%      N/A        0.21%           0.71%           0.15%           0.65%
Phoenix-Hollister Value Equity (3,7)                 0.70%      N/A        0.30%           1.00%           0.15%           0.85%
Phoenix-J.P. Morgan Research Enhanced Index (2,7)    0.45%      N/A        0.25%           0.70%           0.10%           0.55%
Phoenix-Janus Flexible Income (3,7)                  0.80%      N/A        0.71%           1.51%           0.15%           0.95%
Phoenix-Janus Growth (3,7)                           0.85%      N/A        0.34%           1.19%           0.15%           1.00%
Phoenix-Kayne Large-Cap Core (1,9)                   0.70%      N/A        0.54%           1.24%           0.15%           0.85%
Phoenix-Kayne Small-Cap Quality Value (1,9)          0.90%      N/A        1.13%           2.03%           0.15%           1.05%
Phoenix-Lazard International Equity Select (1,9)     0.90%      N/A        1.54%           2.44%           0.15%           1.05%
Phoenix-Lazard Small-Cap Value (1,9)                 0.90%      N/A        1.16%           2.06%           0.15%           1.05%
Phoenix-Lazard U.S. Multi-Cap (1,9)                  0.80%      N/A        0.95%           1.75%           0.15%           0.95%
Phoenix-Lord Abbett Bond-Debenture (1,9)             0.75%      N/A        1.31%           2.06%           0.15%           0.90%
Phoenix-Lord Abbett Large-Cap Value (1,9)            0.75%      N/A        0.71%           1.46%           0.15%           0.90%
Phoenix-Lord Abbett Mid-Cap Value (1,9)              0.85%      N/A        0.99%           1.84%           0.15%           1.00%
Phoenix-MFS Investors Growth Stock (3,7,8)           0.75%      N/A        2.99%           3.74%           0.22%           0.97%
Phoenix-MFS Investors Trust (3,7,8)                  0.75%      N/A        3.34%           4.09%           0.22%           0.97%
Phoenix-MFS Value (3,7,8)                            0.75%      N/A        1.85%           2.60%           0.22%           0.97%
Phoenix-Oakhurst Growth & Income (3,7)               0.70%      N/A        0.23%           0.93%           0.15%           0.85%
Phoenix-Oakhurst Strategic Allocation (3,7)          0.58%      N/A        0.13%           0.71%           0.13%           0.71%
Phoenix-Sanford Bernstein Global Value (3)           0.90%      N/A        1.90%           2.80%           0.15%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value (3,7)        1.05%      N/A        0.49%           1.54%           0.15%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value (3,7)      1.05%      N/A        1.28%           2.33%           0.15%           1.20%
Phoenix-Seneca Mid-Cap Growth (5,7)                  0.80%      N/A        0.30%           1.10%           0.25%           1.05%
Phoenix-Seneca Strategic Theme (5,7)                 0.75%      N/A        0.21%           0.96%           0.21%           0.96%
Phoenix-State Street Research Small-Cap Growth (1,9) 0.85%      N/A        0.70%           1.55%           0.15%           1.00%
Phoenix-Van Kampen Focus Equity (3,7)                0.85%      N/A        2.33%           3.18%           0.15%           1.00%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .15% of the series' average net assets.
(2) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .20% of the series' average net assets.
(3) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .25% of the series' average net assets.
(4) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .30% of the series' average net assets.
(5) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .35% of the series' average net assets.
(6) The advisor has voluntarily agreed to reimburse this series' expenses other than the management fees if the expenses exceed .40% of the series' average net assets.
(7) Total annual fund expenses (after reimbursement) excludes offsets for custodian fees. If the offsets were included, total annual fund expenses would not change significantly.
(8) This series has been in existence for less than 1 year; therefore, the series operating expense is for the period ended June 30, 2002.
(9) This series has been in existence for less than 1 year; therefore, the expense number has been annualized and may include start-up expenses. Other expenses are based on estimated amounts for the current fiscal year.

Note: each or all of the expense caps noted above in Footnotes 1 - 6 may be changed or eliminated at any time without notice.

TF780                                                                Page 2 or 6

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 1 CONTRACTS:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:


-----------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS            5 YEARS           10 YEARS
                                                                  ------           -------            -------           --------

Phoenix-Kayne Large-Cap Core                                       $ 93              $136               N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               101               159               N/A               N/A
Phoenix-Lazard International Equity Select                          105               171               N/A               N/A
Phoenix-Lazard Small-Cap Value                                      101               160               N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        98               151               N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  101               160               N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  95               142               N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    99               154               N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       96               145               N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 93              $136              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               101               159              N/A               N/A
Phoenix-Lazard International Equity Select                          105               171              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      101               160              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        98               151              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  101               160              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  95               142              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    99               154              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       96               145              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                      $ 30              $ 91               N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               38               114               N/A               N/A
Phoenix-Lazard International Equity Select                          42               126               N/A               N/A
Phoenix-Lazard Small-Cap Value                                      38               115               N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       35               106               N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  38               115               N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 32                97               N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   36               109               N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      33               100               N/A               N/A



TF780                                                                Page 3 or 6

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 2 CONTRACTS:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 94              $140              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               102               163              N/A               N/A
Phoenix-Lazard International Equity Select                          106               175              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      102               164              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        99               155              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  102               164              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  96               147              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   100               158              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       97               149              N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $ 94              $140              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               102               163              N/A               N/A
Phoenix-Lazard International Equity Select                          106               175              N/A               N/A
Phoenix-Lazard Small-Cap Value                                      102               164              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        99               155              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  102               164              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  96               147              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   100               158              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       97               149              N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                        $31              $ 95              N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                                39               118              N/A               N/A
Phoenix-Lazard International Equity Select                           43               130              N/A               N/A
Phoenix-Lazard Small-Cap Value                                       39               119              N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                        36               110              N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                   39               119              N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                  33               102              N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                    37               113              N/A               N/A
Phoenix-State Street Research Small-Cap Growth                       34               104              N/A               N/A



TF780                                                                Page 4 or 6

EXPENSE EXAMPLES FOR DEATH BENEFIT OPTION 3 CONTRACTS:

If you surrender your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                      $ 96              $145               N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                              103               168               N/A               N/A
Phoenix-Lazard International Equity Select                         108               179               N/A               N/A
Phoenix-Lazard Small-Cap Value                                     104               169               N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                      101               160               N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                 104               169               N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 98               151               N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                  102               162               N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      99               154               N/A               N/A

If you annuitize your contract at the end of the applicable period, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                      $ 96              $145               N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                              103               168               N/A               N/A
Phoenix-Lazard International Equity Select                         108               179               N/A               N/A
Phoenix-Lazard Small-Cap Value                                     104               169               N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                      101               160               N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                 104               169               N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 98               151               N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                  102               162               N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      99               154               N/A               N/A

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                                                                  1 YEAR           3 YEARS           5 YEARS           10 YEARS
                                                                  ------           -------           -------           --------
Phoenix-Kayne Large-Cap Core                                       $33              $100               N/A               N/A
Phoenix-Kayne Small-Cap Quality Value                               40               123               N/A               N/A
Phoenix-Lazard International Equity Select                          45               134               N/A               N/A
Phoenix-Lazard Small-Cap Value                                      41               124               N/A               N/A
Phoenix-Lazard U.S. Multi-Cap                                       38               115               N/A               N/A
Phoenix-Lord Abbett Bond-Debenture                                  41               124               N/A               N/A
Phoenix-Lord Abbett Large-Cap Value                                 35               106               N/A               N/A
Phoenix-Lord Abbett Mid-Cap Value                                   39               117               N/A               N/A
Phoenix-State Street Research Small-Cap Growth                      36               109               N/A               N/A


TF780                                                                Page 5 or 6

===============================================================================
THE FOLLOWING ADVISORS AND THEIR INVESTMENT OPTIONS ARE ADDED TO THE "INVESTMENT ADVISORS" SECTION IN YOUR PROSPECTUS:

        --------------------------------------------------------------
        PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
        --------------------------------------------------------------
        Phoenix-Kayne Large-Cap Core Series
        Phoenix-Kayne Small-Cap Quality Value Series
        --------------------------------------------------------------

        --------------------------------------------------------------

        PIC SUBADVISORS
        --------------------------------------------------------------
        Kayne Anderson Rudnick Investment Management, LLC
        o   Phoenix-Kayne Large-Cap Core Series
        o   Phoenix-Kayne Small-Cap Quality Value Series
        --------------------------------------------------------------

        --------------------------------------------------------------

        PHOENIX VARIABLE ADVISORS, INC. ("PVA")
        --------------------------------------------------------------
        Phoenix-Lazard International Equity Select Series
        Phoenix-Lazard Small-Cap Value Series
        Phoenix-Lazard U.S. Multi-Cap Series
        Phoenix-Lord Abbett Bond-Debenture Series
        Phoenix-Lord Abbett Large-Cap Value Series
        Phoenix-Lord Abbett Mid-Cap Value Series
        Phoenix-State Street Research Small-Cap Growth Series
        --------------------------------------------------------------

        --------------------------------------------------------------

        PVA SUBADVISORS
        --------------------------------------------------------------
        Lazard Asset Management

        o   Phoenix-Lazard International Equity Select Series
        o   Phoenix-Lazard Small-Cap Value Series
        o   Phoenix-Lazard U.S. Multi-Cap Series
        Lord, Abbett & Co.
        o   Phoenix-Lord Abbett Bond-Debenture Series
        o   Phoenix-Lord Abbett Large-Cap Value Series
        o   Phoenix-Lord Abbett Mid-Cap Value Series

        ------------------------------------------------------------------
        State Street Research & Management Company
        o   Phoenix-State Street Research Small-Cap Growth Series

        ------------------------------------------------------------------

================================================================================
Keep this supplement with your prospectus for future reference.


TF780                                                                Page 6 or 6